Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

Our business serves four end-markets globally as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Performance Coatings
Refinish	$460.1	$471.1	$853.3	$906.3
Industrial	178.7	193.9	342.7	374.8

Total Net sales Performance Coatings	638.8	665.0	1,196.0	1,281.1
Transportation Coatings
Light Vehicle	347.2	363.4	680.4	703.0
Commercial Vehicle	108.1	98.2	206.9	189.9

Total Net sales Transportation Coatings	455.3	461.6	887.3	892.9

Total Net sales	$1,094.1	$1,126.6	$2,083.3	$2,174.0

Our business serves four end-markets globally as follows:

	Successor		Predecessor
	Year Ended December 31,		January 1 through January 31,	Year Ended December 31,
	2014	2013	2013	2012
Performance Coatings
Refinish	$1,850.8	$1,670.0	$129.4	$1,759.3
Industrial	734.2	655.3	57.4	720.2

Total Net sales Performance Coatings	2,585.0	2,325.3	186.8	2,479.5
Transportation Coatings
Light Vehicle	1,384.5	1,291.5	111.6	1,390.6
Commercial Vehicle	392.2	334.3	27.8	349.3

Total Net sales Transportation Coatings	1,776.7	1,625.8	139.4	1,739.9

Total Net sales	$4,361.7	$3,951.1	$326.2	$4,219.4

Schedule of Segment Reporting Information, by Segment

Asset information is not reviewed or included with our internal management reporting. Therefore, the Company has not disclosed asset information for each reportable segment.

	Three Months Ended June 30,
	2015			2014
	Performance Coatings	Transportation Coatings	Total	Performance Coatings	Transportation Coatings	Total
Net sales(1)	$638.8	$455.3	$1,094.1	$665.0	$461.6	$1,126.6
Equity in earnings in unconsolidated affiliates	0.2	0.2	0.4	0.2	—	0.2
Adjusted EBITDA(2)	162.1	93.4	255.5	136.7	84.4	221.1
Investment in unconsolidated affiliates	5.7	6.8	12.5	8.3	8.0	16.3

	Six Months Ended June 30,
	2015			2014
	Performance Coatings	Transportation Coatings	Total	Performance Coatings	Transportation Coatings	Total
Net sales(1)	$1,196.0	$887.3	$2,083.3	$1,281.1	$892.9	$2,174.0
Equity in earnings in unconsolidated affiliates	0.3	0.5	0.8	0.5	0.3	0.8
Adjusted EBITDA(2)	269.2	168.3	437.5	261.2	146.6	407.8
Investment in unconsolidated affiliates	5.7	6.8	12.5	8.3	8.0	16.3

(1)	The Company has no intercompany sales between segments.
(2)	The primary measure of segment operating performance is Adjusted EBITDA, which is defined as net income (loss) before interest, taxes, depreciation and amortization and other unusual items impacting operating results. Adjusted EBITDA is a key metric that is used by management to evaluate business performance in comparison to budgets, forecasts, and prior year financial results, providing a measure that management believes reflects the Company’s core operating performance. Reconciliation of Adjusted EBITDA to income (loss) before income taxes follows:

Segment information for the Predecessor period has been recast to conform to the Successor segment presentation.

Asset information is not reviewed or included with our internal management reporting. Therefore, the Company has not disclosed asset information for each reportable segment.

	Successor
	Performance Coatings	Transportation Coatings	Total
For the Year ended December 31, 2014
Net sales(1)	$2,585.0	$1,776.7	$4,361.7
Equity in earnings in unconsolidated affiliates	(1.2)	(0.2)	(1.4)
Adjusted EBITDA(2)	547.6	292.9	840.5
Investment in unconsolidated affiliates	7.2	7.1	14.3

	Successor
	Performance Coatings	Transportation Coatings	Total
For the Year ended December 31, 2013
Net sales(1)	$2,325.3	$1,625.8	$3,951.1
Equity in earnings in unconsolidated affiliates	1.8	0.3	2.1
Adjusted EBITDA(2)	500.2	198.8	699.0
Investment in unconsolidated affiliates	7.7	8.1	15.8

	Predecessor
	Performance Coatings	Transportation Coatings	Total
January 1 through January 31, 2013
Net sales(1)	$186.8	$139.4	$326.2
Equity in earnings (losses) in unconsolidated affiliates	—	(0.3)	(0.3)
Adjusted EBITDA(2)	15.0	17.7	32.7
Investment in unconsolidated affiliates	2.0	6.7	8.7

	Predecessor
	Performance Coatings	Transportation Coatings	Total
For the Year ended December 31, 2012
Net sales(1)	$2,479.5	$1,739.9	$4,219.4
Equity in earnings in unconsolidated affiliates	—	0.6	0.6
Adjusted EBITDA(2)	426.0	151.6	577.6
Investment in unconsolidated affiliates	0.8	7.1	7.9

(1)	The Company has no intercompany sales.
(2)	The primary measure of segment operating performance is Adjusted EBITDA, which is defined as net income (loss) before interest, taxes, depreciation and amortization and other unusual items impacting operating results. Adjusted EBITDA is a key metric that is used by management to evaluate business performance in comparison to budgets, forecasts, and prior year financial results, providing a measure that management believes reflects the Company’s core operating performance. Reconciliation of Adjusted EBITDA to income (loss) before income taxes follows:

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
(2)	The primary measure of segment operating performance is Adjusted EBITDA, which is defined as net income (loss) before interest, taxes, depreciation and amortization and other unusual items impacting operating results. Adjusted EBITDA is a key metric that is used by management to evaluate business performance in comparison to budgets, forecasts, and prior year financial results, providing a measure that management believes reflects the Company’s core operating performance. Reconciliation of Adjusted EBITDA to income (loss) before income taxes follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Income before income taxes	$5.2	$54.5	$53.1	$62.8
Interest expense, net	49.2	54.9	99.2	113.9
Depreciation and amortization	77.5	71.8	150.1	152.9

EBITDA	131.9	181.2	302.4	329.6
Inventory step-up(a)	0.5	—	0.5	—
Financing costs(b)	—	—	—	3.1
Foreign exchange remeasurement losses (gains)(c)	57.8	(14.6)	66.5	(14.5)
Long-term employee benefit plan adjustments(d)	0.2	2.2	0.4	4.5
Termination benefits and other employee related costs(e)	14.8	2.7	18.5	5.9
Consulting and advisory fees(f)	6.8	7.7	9.9	20.7
Transition-related costs(g)	—	33.6	—	47.5
Secondary offering costs(h)	0.3	—	1.7	—
Other adjustments(i)	13.2	8.2	11.1	11.0
Dividends in respect of noncontrolling interest(j)	(0.6)	(0.7)	(4.1)	(1.6)
Management fee expense(k)	—	0.8	—	1.6
Asset impairment(l)	30.6	—	30.6	—

Adjusted EBITDA	$255.5	$221.1	$437.5	$407.8

(a)	During the three and six months ended June 30, 2015, we recorded a non-cash fair value inventory adjustment associated with an acquisition. These amounts increased cost of goods sold by $0.5 million.
(b)	In connection with an amendment to the Senior Secured Credit Facilities in February 2014, we recognized $3.1 million of costs during the six months ended June 30, 2014.
(c)	Eliminates foreign exchange gains and losses resulting from the remeasurement of assets and liabilities denominated in foreign currencies.
(d)	Eliminates the non-service cost components of long-term employee benefit costs.
(e)	Represents expenses primarily related to employee termination benefits and other employee-related costs. Termination benefits include the costs associated with our headcount initiatives associated with cost saving opportunities that were related to our transition to a standalone entity and our Axalta Way cost savings initiatives in 2015.
(f)	Represents fees paid to consultants, advisors, and other third-party professional organizations for professional services. Amounts incurred for the three and six months ended June 30, 2015 primarily relate to our Axalta Way cost savings initiatives. Amounts incurred for the three and six months ended June 30, 2014 relate to our transition from DuPont to a standalone entity.
(g)	Represents charges associated with the transition from DuPont to a standalone entity, including branding and marketing, information technology related costs, and facility transition costs.
(h)	Represents costs associated with the offerings of our common shares by Carlyle that closed in April 2015.
(i)

Represents costs for certain unusual or non-operational (gains) and losses, including a $5.4 million gain recognized during the six months ended June 30, 2015 resulting from the remeasurement of our previously held interest in an equity method investee upon the acquisition of a controlling interest, stock-based compensation, equity investee dividends, indemnity losses associated with the Acquisition, and loss (gain) on sale and disposal of property, plant and equipment.

(j)	Represents the payment of dividends to our joint venture partners by our consolidated entities that are not wholly owned.
(k)	Pursuant to Axalta’s management agreement with Carlyle Investment for management and financial advisory services and oversight provided to Axalta and its subsidiaries, Axalta was required to pay an annual management fee of $3.0 million and out-of-pocket expenses. This agreement terminated upon completion of the IPO in November 2014.
(l)	As a result of the currency devaluation in Venezuela, we evaluated the carrying values of our long-lived assets for impairment and recorded an impairment charge relating to a real estate investment of $30.6 million. See Note 9 for more information.

(2)	The primary measure of segment operating performance is Adjusted EBITDA, which is defined as net income (loss) before interest, taxes, depreciation and amortization and other unusual items impacting operating results. Adjusted EBITDA is a key metric that is used by management to evaluate business performance in comparison to budgets, forecasts, and prior year financial results, providing a measure that management believes reflects the Company’s core operating performance. Reconciliation of Adjusted EBITDA to income (loss) before income taxes follows:

	Successor			Predecessor
	Year Ended December 31,		August 24 through December 31,	January 1 through January 31,	Year ended December 31,
	2014	2013	2012	2013	2012
Adjusted EBITDA	$840.5	$699.0	$—	$32.7	$577.6

Inventory step-up(a)	—	(103.7)	—	—	—
Merger and acquisition related costs(b)	—	(28.1)	(29.0)	—	—
Financing fees(c)	(6.1)	(25.0)	—	—	—
Foreign exchange remeasurement losses(d)	(81.2)	(48.9)	—	(4.5)	(17.7)
Long-term employee benefit plan adjustments(e)	0.6	(9.5)	—	(2.3)	(36.9)
Termination benefits and other employee related costs(f)	(18.4)	(147.5)	—	(0.3)	(8.6)
Consulting and advisory fees(g)	(36.3)	(54.7)	—	—	—
Transition-related costs(h)	(101.8)	(29.3)	—	—	—
IPO-related costs(i)	(22.3)	—	—	—	—
Other adjustments(j)	(10.8)	(2.3)	—	(0.1)	(12.6)
Dividends in respect of noncontrolling interest(k)	2.2	5.2	—	—	1.9
Management fee expense(l)	(3.2)	(3.1)	—	—	—

EBITDA	563.2	252.1	(29.0)	25.5	503.7
Interest expense, net	217.7	215.1	—	—	—
Depreciation and amortization	308.7	300.7	—	9.9	110.7

Income before income taxes	$36.8	$(263.7)	$(29.0)	$15.6	$393.0

(a)	During the Successor year ended December 31, 2013, we recorded a non-cash fair value adjustment associated with our acquisition accounting for inventories. These amounts increased cost of goods sold by $103.7 million.
(b)	In connection with the Acquisition, we incurred $28.1 million and $29.0 million of merger and acquisition costs during the Successor years ended December 31, 2013 and December 31, 2012, respectively. These costs consisted primarily of investment banking, legal and other professional advisory services costs.
(c)	On August 30, 2012, we signed a debt commitment letter, which included the Bridge Facility. Upon the issuance of the Senior Notes and the entry into the Senior Secured Credit Facilities, the commitments under the Bridge Facility terminated. Commitment fees related to the Bridge Facility of $21.0 million and associated fees of $4.0 million were expensed upon the payment and termination of the Bridge Facility. In connection with the amendment to the Senior Secured Credit Facilities in February 2014, we recognized $3.1 million of costs during the Successor year ended December 31, 2014. In addition to the credit facility amendment, we also incurred a $3.0 million loss on extinguishment of debt recognized during the Successor year ended December 31, 2014, which resulted directly from the pro-rata write off of unamortized deferred financing costs and original issue discounts associated with the pay-down of $100.0 million of principal on the New Dollar Term Loan (discussed further at Note 22 to the consolidated and combined financial statements.
(d)	Eliminates foreign exchange gains and losses resulting from the remeasurement of assets and liabilities denominated in foreign currencies, including a $19.4 million loss related to the acquisition date settlement of a foreign currency contract used to hedge the variability of Euro-based financing.
(e)	For the Successor years ended December 31, 2014 and 2013, eliminates the non-service cost components of employee benefit costs. Additionally, we deducted a pension curtailment gain of $7.3 million recorded during the Successor year ended December 31, 2014. For the Predecessor period January 1, 2013 through January 31, 2013 and the Predecessor year ended December 31, 2012 eliminates (1) all U.S. pension and other long-term employee benefit costs that were not assumed as part of the Acquisition and (2) the non-service cost component of the pension and other long-term employee benefit costs for the foreign pension plans that were assumed as part of the Acquisition.
(f)	Represents expenses primarily related to employee termination benefits, including our initiative to improve the overall cost structure within the European region, and other employee-related costs. Termination benefits include the costs associated with our headcount initiatives for establishment of new roles and elimination of old roles and other costs associated with cost saving opportunities that were related to our transition to a standalone entity.
(g)	Represents fees paid to consultants, advisors, and other third-party professional organizations for professional services rendered in conjunction with the transition from DuPont to a standalone entity.
(h)	Represents charges associated with the transition from DuPont to a standalone entity, including branding and marketing, information technology related costs, and facility transition costs.
(i)	Represents costs associated with the IPO, including a $13.4 million pre-tax charge associated with the termination of the management agreement with Carlyle Investment Management, L.L.C., an affiliate of Carlyle, upon the completion of the IPO.
(j)	Represent costs for certain unusual or non-operational losses and the non-cash impact of natural gas and currency hedge losses allocated to DPC by DuPont, stock-based compensation, asset impairments, equity investee dividends, indemnity income associated with the Transaction, and loss (gain) on sale and disposal of property, plant and equipment.
(k)	Represents the payment of dividends to our joint venture partners by our consolidated entities that are not wholly owned.
(l)	Pursuant to Axalta’s management agreement with Carlyle Investment Management, L.L.C., for management and financial advisory services and oversight provided to Axalta and its subsidiaries, Axalta was required to pay an annual management fee of $3.0 million and out-of-pocket expenses.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Net sales by region were as follows:

	Successor			Predecessor
	Year Ended December 31,	Year Ended December 31,	Period from August 24 through December 31,	Period from January 1 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
North America	$1,307.8	$1,165.4	$—	$81.6	$1,238.6
EMEA	1,672.0	1,540.4	—	141.0	1,675.4
Asia Pacific	715.0	593.7	—	51.7	595.0
Latin America	666.9	651.6	—	51.9	710.4

Total(a)	$4,361.7	$3,951.1	$—	$326.2	$4,219.4

Net long-lived assets by region were as follows:

	Successor
	December 31, 2014	December 31, 2013
North America	$481.4	$483.8
EMEA	542.0	623.5
Asia Pacific	234.3	218.1
Latin America	256.4	297.2

Total(b)	$1,514.1	$1,622.6

(a)	Net Sales are attributed to countries based on location of the customer. Sales to external customers in China represented approximately 11% and 10% of the total for the Successor years ended December 31, 2014 and 2013, respectively, as well as 11% for the Predecessor period ended January 31, 2013 and 8% in the Predecessor year ended December 31, 2012. Sales to external customers in Germany represented approximately 10% and 10% of the total for the Successor years ended December 31, 2014 and 2013, respectively, as well as 11% for the Predecessor period ended January 31, 2013 and 16% in the Predecessor year ended December 31, 2012. Canada, which is included in the North America region, represents approximately 3% of total sales in all periods.
(b)	Long-lived assets consist of property, plant and equipment, net. Germany long-lived assets amounted to approximately $302.8 million and $348.1 million in the years ended December 31, 2014 and 2013, respectively. China long-lived assets amounted to $189.4 million and $167.5 million in the years ended December 31, 2014 and 2013, respectively.